Interest in Entities - Summary of Financial Position of the Group Entities that have Non-Controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 1,816.9	$ 1,818.3	$ 1,883.1
Current assets	5,756.6	5,875.8
Non current assets	4,385.5	4,279.2
Current liabilities	3,217.3	2,828.8
Non current liabilities	4,100.5	4,551.2
Noncontrolling interest	256.8	107.1
Revenue	4,540.4	4,197.2	3,771.1
Net income/loss for the year	(203.5)	(43.5)	(728.3)
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	5.9	38.8
Current assets	178.6	194.1
Non current assets	74.9	65.4
Current liabilities	112.1	99.4
Non current liabilities	17.0	5.9
Noncontrolling interest	43.5	54.0
Revenue	216.5	244.7	287.1
Net income/loss for the year	$ (19.5)	$ (4.2)	$ 3.9